Note 2 - Basis of Presentation and Summary of Significant Accounting Policies: Fixed Assets (Policies)	6 Months Ended
Jun. 30, 2014
Policies
Fixed Assets

Fixed Assets

Fixed assets are recorded at cost. Amortization is calculated on a straight line method over the estimated useful lives of the various assets as follows:

ASSET	Amortization Term

Furniture, fixture and equipment	5 years

Because all fixed assets were purchased late in the second quarter, no amortization is recorded for the current period ended June 30, 2014.

Maintenance and repairs will be expensed as incurred while renewals and betterments will be capitalized.